SCUDDER
                                                                     INVESTMENTS


Scudder Regional Stock Funds

Scudder Pacific Opportunities Fund


Supplement to Prospectus Dated
March 1, 2001
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The following information replaces the current disclosure for Scudder Pacific
Opportunities Fund in "The portfolio managers" section of the prospectus:

Scudder Pacific Opportunities Fund

  Peter David Sartori
  Lead Portfolio Manager
    o Began investment career in 1990
    o Joined the advisor in 2001
    o Joined the fund team in 2001

  Nicholas Bratt
    o Began investment career in 1974
    o Joined the advisor in 1976
    o Joined the fund team in 1992




May 29, 2001